TAXATION - Effective Tax Rate Reconciliation (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Effective Income Tax Rate Reconciliation [Line Items]
Income before income tax	¥ 101,789	$ 14,556	¥ 110,601	¥ 202,573
TAXATION
Income tax computed at the statutory tax rate of 25% of Chinese mainland	25,447	3,639	27,650	50,643
Foreign tax effects	(232)	(33)	795	2,740
Research and development superdeduction	(9,241)	(1,321)	(13,223)	(29,192)
Change in valuation allowance	(7,302)	(1,044)	11,785	22,950
Sharedbased compensation expenses	171	24	688	2,359
Nontaxable or nondeductible items - Others	2,618	374	2,397	2,928
Effect of preferential tax rates and tax holiday in Chinese mainland	(9,912)	(1,417)	(19,704)	(28,489)
Expired tax losses	2,717	389
Others	2,121	302	1,624	(2,273)
Total income tax expenses	¥ 6,387	$ 913	¥ 12,012	¥ 21,666
Tax Jurisdiction of Domicile [Extensible Enumeration]	CHINA	CHINA
Percent
Income tax computed at the statutory tax rate of 25% of Chinese mainland (in percent)	25.00%	25.00%
Foreign tax effects (in percent)	(0.20%)	(0.20%)
Research and development superdeduction (in percent)	(9.10%)	(9.10%)
Change in valuation allowance (in percent)	(7.20%)	(7.20%)
Sharedbased compensation expenses (in percent)	0.20%	0.20%
Nontaxable or nondeductible items - Others (in percent)	2.60%	2.60%
Effect of preferential tax rates and tax holiday in Chinese mainland (in percent)	(9.70%)	(9.70%)
Expired tax losses (in percent)	2.70%	2.70%
Others (in percent)	2.00%	2.00%
Income tax expenses (in percent)	6.30%	6.30%
Chinese mainland
Percent
Income tax computed at the statutory tax rate of 25% of Chinese mainland (in percent)	25.00%	25.00%	25.00%	25.00%